AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.4%
Common Stocks
Casinos & Gaming — 0.7%
Boyd Gaming Corp.	60,738	$875,842
Eldorado Resorts, Inc.*	35,592	512,525
Red Rock Resorts, Inc. (Class A Stock)	142,550	1,218,802
		2,607,169
Diversified REITs — 3.3%
Empire State Realty Trust, Inc. (Class A Stock)	334,342	2,995,704
STORE Capital Corp.	185,494	3,361,151
VEREIT, Inc.	1,100,930	5,383,548
		11,740,403
Health Care REITs — 12.2%
Healthcare Trust of America, Inc. (Class A Stock)	254,371	6,176,128
Healthpeak Properties, Inc.	165,754	3,953,233
Medical Properties Trust, Inc.(a)	484,325	8,373,979
Omega Healthcare Investors, Inc.	53,415	1,417,634
Ventas, Inc.	150,584	4,035,651
Welltower, Inc.	426,526	19,526,361
		43,482,986
Hotel & Resort REITs — 1.3%
Host Hotels & Resorts, Inc.(a)	186,604	2,060,108
Park Hotels & Resorts, Inc.(a)	318,356	2,518,196
		4,578,304
Industrial REITs — 8.0%
Duke Realty Corp.	503,665	16,308,673
Prologis, Inc.	154,728	12,435,489
		28,744,162
Office REITs — 4.4%
Highwoods Properties, Inc.	113,719	4,027,927
Hudson Pacific Properties, Inc.	247,682	6,281,215
Kilroy Realty Corp.(a)	86,758	5,526,485
		15,835,627
Residential REITs — 14.5%
Apartment Investment & Management Co. (Class A Stock)	105,057	3,692,754
AvalonBay Communities, Inc.	38,885	5,722,705
Essex Property Trust, Inc.	61,094	13,455,343
Invitation Homes, Inc.	447,273	9,558,224
UDR, Inc.	529,746	19,356,919
		51,785,945
Retail REITs — 7.4%
Kimco Realty Corp.(a)	329,753	3,188,711
Macerich Co. (The)(a)	126,478	712,071
	Shares	Value
Common Stocks (continued)
Retail REITs (cont’d.)
Regency Centers Corp.(a)	38,341	$1,473,444
Simon Property Group, Inc.(a)	182,581	10,016,394
SITE Centers Corp.	284,289	1,481,146
Spirit Realty Capital, Inc.	361,498	9,453,173
		26,324,939
Specialized REITs — 43.6%
American Tower Corp.	187,287	40,781,744
Crown Castle International Corp.	65,722	9,490,257
CyrusOne, Inc.	43,685	2,697,549
Digital Realty Trust, Inc.(a)	63,257	8,787,030
Equinix, Inc.	47,216	29,489,697
Extra Space Storage, Inc.(a)	142,196	13,616,689
Public Storage	97,886	19,441,138
QTS Realty Trust, Inc. (Class A Stock)	55,053	3,193,625
SBA Communications Corp.	55,069	14,866,978
VICI Properties, Inc.(a)	614,700	10,228,608
Weyerhaeuser Co.	212,311	3,598,671
		156,191,986

Total Long-Term Investments (cost $401,028,380)		341,291,521
Short-Term Investment — 12.7%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $45,449,275; includes $45,374,476 of cash collateral for securities on loan)(b)(w)	45,533,526	45,460,673

TOTAL INVESTMENTS—108.1% (cost $446,477,655)		386,752,194

Liabilities in excess of other assets — (8.1)%		(28,905,370)

Net Assets — 100.0%		$357,846,824

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,972,872; cash collateral of $45,374,476 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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